Financial instruments (Details) - EUR (€) € in Thousands	Mar. 31, 2020	Dec. 31, 2019
Current trade payables
Financial instruments
Financial liabilities	€ 3,211	€ 2,797
Current financial liabilities
Financial instruments
Financial liabilities	1,187	11,290
Financial liabilities, at fair value	861	10,858
Current financial liabilities | Level Three
Financial instruments
Financial liabilities, at fair value	861	10,858
Current bank overdraft
Financial instruments
Financial liabilities	4
Current long term debt
Financial instruments
Financial liabilities	817	10,864
Financial liabilities, at fair value	861	10,858
Current long term debt | Level Three
Financial instruments
Financial liabilities, at fair value	861	10,858
Current lease liability
Financial instruments
Financial liabilities	366	426
Non-current financial liabilities
Financial instruments
Financial liabilities	19,973	9,866
Financial liabilities, at fair value	16,521	6,148
Non-current financial liabilities | Level Three
Financial instruments
Financial liabilities, at fair value	16,521	6,148
Non-current long term debt
Financial instruments
Financial liabilities	16,781	6,682
Financial liabilities, at fair value	16,521	6,148
Non-current long term debt | Level Three
Financial instruments
Financial liabilities, at fair value	16,521	6,148
Non-current lease liability
Financial instruments
Financial liabilities	3,192	3,184
Financial liabilities measured at amortized cost | Current trade payables
Financial instruments
Financial liabilities	3,211	2,797
Financial liabilities measured at amortized cost | Current financial liabilities
Financial instruments
Financial liabilities	837	10,864
Financial liabilities measured at amortized cost | Current bank overdraft
Financial instruments
Financial liabilities	4
Financial liabilities measured at amortized cost | Current long term debt
Financial instruments
Financial liabilities	833	10,864
Financial liabilities measured at amortized cost | Non-current financial liabilities
Financial instruments
Financial liabilities	16,702	6,682
Financial liabilities measured at amortized cost | Non-current long term debt
Financial instruments
Financial liabilities	16,702	6,682
Current cash and cash equivalents
Financial instruments
Financial assets	3,272	4,368
Current financial assets
Financial instruments
Financial assets	4,925	7,408
Financial assets, at fair value		6,945
Current financial assets | Level One
Financial instruments
Financial assets, at fair value		6,945
Bond funds
Financial instruments
Financial assets	1,483	3,667
Financial assets, at fair value	1,483	3,667
Bond funds | Level One
Financial instruments
Financial assets, at fair value	1,483	3,667
Bond funds (restricted)
Financial instruments
Financial assets	2,000	2,000
Financial assets, at fair value	2,000	2,000
Bond funds (restricted) | Level One
Financial instruments
Financial assets, at fair value	2,000	2,000
Current note receivable
Financial instruments
Financial assets		1,278
Financial assets, at fair value		1,278
Current note receivable | Level One
Financial instruments
Financial assets, at fair value		1,278
Restricted Cash
Financial instruments
Financial assets	1,442	463
Trade and other receivables
Financial instruments
Financial assets	5,979	5,915
Non-current financial assets
Financial instruments
Financial assets	3,836	2,279
Financial assets, at fair value	3,836	2,019
Non-current financial assets | Level Two
Financial instruments
Financial assets, at fair value	3,831	2,014
Non-current financial assets | Level Three
Financial instruments
Financial assets, at fair value	5	5
Non-current derivative financial instruments
Financial instruments
Financial assets	3,831	2,274
Financial assets, at fair value	3,831	2,014
Non-current derivative financial instruments | Level Two
Financial instruments
Financial assets, at fair value	3,831	2,014
Non-current equity securities
Financial instruments
Financial assets	5	5
Financial assets, at fair value	5	5
Non-current equity securities | Level Three
Financial instruments
Financial assets, at fair value	5	5
FVTPL | Current financial assets
Financial instruments
Financial assets	3,483	6,945
FVTPL | Bond funds
Financial instruments
Financial assets	1,483	3,667
FVTPL | Bond funds (restricted)
Financial instruments
Financial assets	2,000	2,000
FVTPL | Current note receivable
Financial instruments
Financial assets		1,278
FVTPL | Non-current financial assets
Financial instruments
Financial assets	3,831	2,274
FVTPL | Non-current derivative financial instruments
Financial instruments
Financial assets	3,831	2,274
FVOCI | Non-current financial assets
Financial instruments
Financial assets	5
FVOCI | Non-current equity securities
Financial instruments
Financial assets	5	5
Assets at amortised cost | Current cash and cash equivalents
Financial instruments
Financial assets	3,272	4,368
Assets at amortised cost | Current financial assets
Financial instruments
Financial assets	1,442	463
Assets at amortised cost | Restricted Cash
Financial instruments
Financial assets	1,442	463
Assets at amortised cost | Trade and other receivables
Financial instruments
Financial assets	€ 5,979	€ 5,915